Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2023
Accounts Receivable Net [Abstract]
Schedule of Accounts Receivable	Accounts receivable consisted of the following:
	As of December 31, 2022	As of June 30, 2023
	RMB	RMB
		(Unaudited)
Account receivable	225,917	166,159
Less: Allowance for credit losses	(22,281)	(33,995)
Total	203,636	132,164

Schedule of Allowance for Credit Loss	The following table provide a summary of changes of the allowance for credit loss for the six months ended June 30, 2023 and the year ended December 31, 2022:
	December 31, 2022	June 30, 2023
	RMB	RMB
		(Unaudited)
Balance at beginning of period	26,158	22,281
Adoption of ASC 326	—	6,223
Amounts charged to expenses	861	8,593
Amounts written off	—	(195)
Disposal of a subsidiary	(4,739)	(2,907)
Foreign Exchange effect	1	—
Balance at end of period	22,281	33,995